Schedule of Investments (unaudited) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Municipal Bonds

Alabama — 0.5%
Health Care Authority of the City of Huntsville, RB, Series B1, 4.00%, 06/01/45	$1,565	$1,287,762
Homewood Educational Building Authority, Refunding RB, Series A, 5.00%, 12/01/47	2,835	2,819,575

		4,107,337

Arizona — 2.0%
Arizona Industrial Development Authority, RB(a)
4.38%, 07/01/39	810	698,968
5.00%, 07/01/54	945	806,148
Series A, 5.00%, 07/01/39	1,480	1,360,779
Series A, 5.00%, 07/01/49	1,675	1,442,889
Series A, 5.00%, 07/01/54	1,290	1,084,286
City of Mesa Arizona Utility System Revenue, RB, Series A, 5.00%, 07/01/43	6,000	6,230,094
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/52(a)	1,620	1,293,824
Maricopa County Industrial Development Authority, Refunding RB
5.00%, 07/01/39(a)	630	576,199
5.00%, 07/01/54(a)	1,420	1,203,471
Series A, 5.00%, 09/01/42	435	428,376

		15,125,034

Arkansas — 0.4%
Arkansas Development Finance Authority, RB, Series A, AMT, 4.50%, 09/01/49(a)	4,100	3,216,044

California — 12.4%
California Community Housing Agency, RB, M/F Housing(a) 3.00%, 08/01/56	380	222,807
Series A, 5.00%, 04/01/49	645	526,449
Series A-2, 4.00%, 08/01/47	4,150	2,840,235
California Health Facilities Financing Authority, Refunding RB, Series A, 5.00%, 07/01/23(b)	2,965	3,000,126
California State Public Works Board, RB, Series I, 5.00%, 11/01/38	5,040	5,100,707
City of Los Angeles Department of Airports, Refunding ARB, AMT, 5.50%, 05/15/47	2,000	2,074,802
CMFA Special Finance Agency XII, RB, M/F Housing, Series A, 3.25%, 02/01/57(a)	430	265,491
CSCDA Community Improvement Authority, RB, M/F Housing(a)
5.00%, 09/01/37	325	284,246
4.00%, 10/01/56	470	344,017
4.00%, 12/01/56	495	316,643
Series A, 4.00%, 06/01/58	2,955	2,159,632
Senior Lien, 3.13%, 06/01/57	1,780	1,076,081
Series A, Senior Lien, 4.00%, 12/01/58	2,720	1,847,114
Golden State Tobacco Securitization Corp., Refunding RB, Series B-2, Subordinate, 0.00%, 06/01/66(c)	1,835	151,151
Grossmont Union High School District, GO, Election 2004, 0.00%, 08/01/31(c)	5,110	3,668,208
Long Beach Unified School District, GO, Series B, Election 2008, 0.00%, 08/01/34(c)	5,000	3,059,965
Los Angeles Unified School District, GO, Election of 2008, 5.25%, 07/01/42	7,075	7,421,859

Security	Par (000)	Value

California (continued)
Mount San Antonio Community College District, Refunding GO, CAB, Series A, Convertiable, Election 2008, 6.25%, 08/01/28(d)	$3,975	$3,380,396
Norman Y Mineta San Jose International Airport SJC, Refunding RB
Series A, AMT, 5.00%, 03/01/36	1,160	1,154,597
Series A, AMT, 5.00%, 03/01/37	1,275	1,261,618
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(c)	7,620	3,578,344
Poway Unified School District, Refunding GO(c) 0.00%, 08/01/35	7,820	4,389,952
Series B, 0.00%, 08/01/36	10,000	5,426,360
Rio Hondo Community College District, GO, CAB(c)
Series C, Election 2004, 0.00%, 08/01/37	8,000	4,074,520
Series C, Election 2004, 0.00%, 08/01/38	12,940	6,220,517
San Diego County Regional Airport Authority, ARB, Series B, AMT, Subordinate, 4.00%, 07/01/46	2,050	1,643,727
San Diego Unified School District, GO, CAB, Series G, Election 2008, 0.00%, 01/01/24(b)(c)	8,765	4,400,680
San Diego Unified School District, Refunding GO, CAB, Series R-1, 0.00%, 07/01/31(c)	3,485	2,452,750
San Francisco City & County Airport Comm-San Francisco International Airport, Refunding ARB, Series A, AMT, 5.00%, 05/01/44	14,215	13,813,128
State of California, GO, Series 2007-2, (NPFGC-IBC), 5.50%, 04/01/30	10	10,018
State of California, Refunding GO, 5.00%, 04/01/47	6,495	6,870,905
Walnut Valley Unified School District, GO, CAB, Series B, Election 2007, 0.00%, 08/01/36(c)	6,545	3,498,015

		96,535,060

Colorado — 2.3%
City of Colorado Springs CO Utilities System Revenue, RB, Series B, 4.00%, 11/15/46	5,000	4,431,235
Colorado Educational & Cultural Facilities Authority, RB, 5.00%, 03/01/50(a)	2,530	2,146,002
Colorado Educational & Cultural Facilities Authority, Refunding RB, Class A, 5.00%, 10/01/59(a)	3,365	2,700,816
Colorado Health Facilities Authority, RB
5.00%, 11/01/42	2,500	2,434,283
5.25%, 11/01/52	2,750	2,699,790
Denver Convention Center Hotel Authority, Refunding RB, 5.00%, 12/01/36	1,500	1,501,605
STC Metropolitan District No.2, Refunding GO
Series A, 5.00%, 12/01/38	1,285	1,161,084
Series A, 5.00%, 12/01/49	1,000	838,331

		17,913,146

Connecticut — 0.5%
Connecticut State Health & Educational Facilities
Authority, RB, Series A-1, 5.00%, 10/01/54(a)	390	332,136
Connecticut State Health & Educational Facilities
Authority, Refunding RB, 5.00%, 12/01/45	3,930	3,767,047

		4,099,183

District of Columbia — 0.4%
District of Columbia, RB, Series A, 5.50%, 07/01/47	2,750	2,980,588

Florida — 15.7%
Brevard County Health Facilities Authority, Refunding RB, 5.00%, 04/01/39	4,535	4,642,207

1

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Florida (continued)
Capital Trust Agency, Inc., RB(a)
5.00%, 01/01/55	$1,640	$1,291,859
Series A, 5.00%, 06/01/55	1,475	1,114,718
Series A, 5.50%, 06/01/57	500	407,441
City of Jacksonville Florida, Refunding RB, Series A, 5.25%, 10/01/42	4,000	4,073,280
City of Miami Beach Florida Stormwater Revenue
Refunding RB, 5.00%, 09/01/41	10,000	10,274,930
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	2,965	2,904,983
City of Tampa Florida, RB, CAB(c)
Series A, 0.00%, 09/01/39	1,100	440,803
Series A, 0.00%, 09/01/40	1,000	381,471
Series A, 0.00%, 09/01/41	1,280	448,544
Series A, 0.00%, 09/01/42	1,150	377,548
Series A, 0.00%, 09/01/45	2,000	541,612
County of Broward Florida Airport System Revenue, ARB
Series A, AMT, 5.00%, 10/01/40	3,000	3,001,764
Series A, AMT, 5.00%, 10/01/42	3,000	2,947,821
County of Miami-Dade Florida Aviation Revenue, Refunding RB
AMT, 5.00%, 10/01/34	530	525,926
Series B, AMT, 5.00%, 10/01/40	6,500	6,298,617
County of Miami-Dade Seaport Department, ARB(b)
Series A, 6.00%, 10/01/23	5,695	5,835,661
Series B, AMT, 6.00%, 10/01/23	3,685	3,765,038
Series B, AMT, 6.25%, 10/01/23	1,165	1,193,111
County of Miami-Dade Seaport Department, Refunding RB, Series B-1, AMT, Subordinate, 4.00%, 10/01/46	4,500	3,710,628
County of Michiganami-Dade Florida Transit System, RB, 5.00%, 07/01/48	1,750	1,766,245
Florida Development Finance Corp., RB(a)
6.50%, 06/30/57	1,085	992,440
AMT, 5.00%, 05/01/29	1,500	1,404,971
Florida Development Finance Corp., Refunding RB, Series C, 5.00%, 09/15/50(a)	820	684,386
Greater Orlando Aviation Authority, ARB, Sub- Series A, AMT, 5.00%, 10/01/42	4,760	4,698,187
Greater Orlando Aviation Authority, RB, Series A, AMT, 5.00%, 10/01/34	5,060	5,096,265
LT Ranch Community Development District, SAB
4.00%, 05/01/40	1,415	1,145,870
4.00%, 05/01/50	2,000	1,477,938
Miami-Dade County Educational Facilities Authority, Refunding RB, Series A, 5.00%, 04/01/40	14,360	14,430,048
Miami-Dade County Health Facilities Authority, Refunding RB, 5.00%, 08/01/42	1,675	1,636,659
New York State Dormitory Authority, Refunding RB, Series 2022, 1.00%, 11/15/46	5,250	4,993,643
Orange County Health Facilities Authority, Refunding RB
5.00%, 08/01/41	1,550	1,615,669
5.00%, 08/01/47	4,590	4,765,311
Palm Beach County School District, COP, Series B, 5.25%, 08/01/40	8,000	8,429,856

Security	Par (000)	Value

Florida (continued)
Parker Road Community Development District, Refunding SAB
3.88%, 05/01/40	$900	$716,501
4.10%, 05/01/50	1,000	752,441
School District of Broward County, GO, 5.00%, 07/01/46	5,000	5,255,030
Seminole Improvement District, RB
5.00%, 10/01/32	230	218,999
5.30%, 10/01/37	260	241,746
Town of Davie Florida, Refunding RB, 5.00%, 04/01/37	4,630	4,685,518
Village Community Development District No.14, SAB, 5.50%, 05/01/53	1,730	1,736,136
Westside Haines City Community Development District, Refunding SAB(a)
4.10%, 05/01/37	640	541,461
4.13%, 05/01/38	630	529,344

		121,992,626

Georgia — 0.2%
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(a)	630	525,722
Main Street Natural Gas Inc., RB, Series A, 5.00%, 05/15/43	1,105	1,022,721

		1,548,443

Hawaii — 1.4%
State of Hawaii Airports System Revenue, ARB, Series A, AMT, 5.00%, 07/01/43	2,385	2,254,219
State of Hawaii Airports System Revenue, COP
AMT, 5.00%, 08/01/27	2,000	2,019,562
AMT, 5.00%, 08/01/28	1,775	1,792,162
State of Hawaii Department of Budget & Finance, Refunding RB, AMT, 4.00%, 03/01/37	5,275	4,531,679

		10,597,622

Illinois — 10.6%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	3,955	3,760,161
Series A, 5.00%, 12/01/38	1,240	1,126,607
Series A, 5.00%, 12/01/40	270	245,109
Series A, 5.00%, 12/01/41	2,000	1,780,486
Series A, 5.00%, 12/01/47	2,595	2,236,771
Chicago Midway International Airport, Refunding ARB, Series A, AMT, 2nd Lien, 5.00%, 01/01/34	1,535	1,520,872
Chicago O’Hare International Airport, ARB
Class A, AMT, Senior Lien, 5.00%, 01/01/48	1,935	1,833,513
Series D, AMT, Senior Lien, 5.00%, 01/01/42	2,865	2,780,580
Series D, Senior Lien, 5.25%, 01/01/42	8,285	8,432,415
Cook County Community College District No.508, GO, 5.13%, 12/01/38	3,250	3,256,747
Illinois Finance Authority, Refunding RB
4.00%, 08/15/40	1,770	1,535,215
Series C, 5.00%, 08/15/44	985	939,452
Illinois State Toll Highway Authority, RB, Series A, 5.00%, 01/01/44	1,530	1,531,135
Metropolitan Pier & Exposition Authority, RB(c)
Series A, (NPFGC), 0.00%, 12/15/33	20,000	11,364,720
Series A, (NPFGC), 0.00%, 12/15/34	41,880	21,950,564
Metropolitan Pier & Exposition Authority, Refunding RB, Series B, (AGM), 0.00%, 06/15/44(c)	9,430	2,892,983

S C H E D U L E O F I N V E S T M E N T S	2

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Illinois (continued)
State of Illinois, GO
5.25%, 02/01/33	$5,860	$5,870,190
5.50%, 07/01/33	2,235	2,241,200
5.25%, 02/01/34	5,360	5,363,023
5.50%, 07/01/38	1,200	1,201,088

		81,862,831

Indiana — 0.5%
Indiana Finance Authority, RB, Series A, AMT, 5.00%, 07/01/23(b)	3,825	3,853,777

Iowa — 0.1%
Iowa Tobacco Settlement Authority, Refunding RB, Series B2, Subordinate, 0.00%, 06/01/65(c)	9,355	861,109

Kansas — 0.0%
Ellis County Unified School District No.489 Hays, Refunding GO, Series B, (AGM), 5.00%, 09/01/47	310	318,973

Kentucky — 1.3%
City of Henderson Kentucky, RB, Series SE, Class A, AMT, 4.70%, 01/01/52(a)	1,355	1,093,599
Kentucky Public Transportation Infrastructure Authority, RB, CAB, Series C, Convertible, 6.60%, 07/01/39(d)	8,225	8,620,894

		9,714,493

Louisiana — 0.8%
Jefferson Sales Tax District, RB
Series B, (AGM), 5.00%, 12/01/36	805	835,234
Series B, (AGM), 5.00%, 12/01/37	1,005	1,040,160
New Orleans Aviation Board, ARB, Series B, AMT, 5.00%, 01/01/40	4,825	4,660,014

		6,535,408

Massachusetts — 1.4%
Massachusetts Development Finance Agency, RB, Series A, 5.00%, 01/01/47	5,950	5,587,353
Massachusetts Housing Finance Agency, Refunding RB, Series A, AMT, 4.45%, 12/01/42	1,750	1,522,101
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,510	3,428,368

		10,537,822

Michigan — 4.3%
Lansing Board of Water & Light, RB, Series A, 5.00%, 07/01/51	1,600	1,626,808
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 04/15/38	10,000	10,175,490
Michigan State Housing Development Authority, RB, M/F Housing, Series D, 5.50%, 06/01/53	5,260	5,432,438
Michigan State University, Refunding RB, Series B, 4.00%, 02/15/39	2,125	1,960,423
Michigan Strategic Fund, RB
AMT, (AGM), 4.25%, 12/31/38	2,000	1,686,080
AMT, 5.00%, 12/31/43	9,940	8,792,417
Royal Oak Hospital Finance Authority, Refunding RB, Series D, 5.00%, 03/01/24(b)	—	—

Security	Par (000)	Value

Michigan (continued)
State of Michigan Trunk Line Revenue, RB, Series B, 4.00%, 11/15/45	$2,500	$2,239,860
Western Michigan University, Refunding RB, (AGM), 5.00%, 11/15/23(b)	1,080	1,099,208

		33,012,724

Nevada — 0.1%
City of Las Vegas Nevada Special Improvement District No.814, SAB
4.00%, 06/01/39	380	311,160
4.00%, 06/01/44	1,050	808,008

		1,119,168

New Jersey — 10.4%
Hudson County Improvement Authority, RB, 5.00%, 05/01/46	2,320	2,352,979
New Jersey Economic Development Authority, RB
Series DDD, 5.00%, 06/15/42	590	569,468
Series WW, 5.25%, 06/15/25(b)	55	57,703
Series WW, 5.25%, 06/15/33	445	451,114
Series WW, 5.00%, 06/15/34	570	572,405
Series WW, 5.00%, 06/15/36	2,635	2,633,161
Series WW, 5.25%, 06/15/40	970	971,640
AMT, 5.13%, 01/01/34	1,930	1,877,340
AMT, 5.38%, 01/01/43	4,920	4,654,226
New Jersey Economic Development Authority, Refunding RB, Series N-1, (NPFGC), 5.50%, 09/01/28	1,685	1,797,322
New Jersey Higher Education Student Assistance Authority, RB, Series B, AMT, 3.50%, 12/01/39	4,255	3,621,903
New Jersey Higher Education Student Assistance Authority, Refunding RB, Series B, AMT, 3.25%, 12/01/39	7,670	6,408,945
New Jersey Transportation Trust Fund Authority, RB
Series A, (NPFGC), 5.75%, 06/15/25	4,000	4,176,792
Series AA, 5.25%, 06/15/33	4,150	4,169,032
Series AA, 5.00%, 06/15/38	3,990	3,926,320
Series AA, 5.50%, 06/15/39	5,625	5,637,932
Series C, (AGC-ICC AMBAC), 0.00%, 12/15/25(c)	8,550	7,590,177
Series D, 5.00%, 06/15/32	1,825	1,837,129
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(c)	10,000	4,948,620
New Jersey Turnpike Authority, RB, Series B, 5.00%, 01/01/46	5,265	5,358,891
Tobacco Settlement Financing Corp., Refunding RB
Series A, 5.00%, 06/01/46	4,000	3,729,396
Series A, 5.25%, 06/01/46	11,035	10,583,150
Sub-Series B, 5.00%, 06/01/46	2,675	2,450,682

		80,376,327

New Mexico — 0.1%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/49	540	429,721

New York — 15.5%
City of New York, GO
Series B, 5.25%, 10/01/42	2,500	2,637,007
Series C, 5.00%, 08/01/43	2,585	2,642,917
Series D-1, 5.25%, 05/01/42	1,155	1,218,985
Metropolitan Transportation Authority, Refunding RB, Series A-1, 5.25%, 11/15/57	4,000	3,773,304

3

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

New York (continued)
New York City Housing Development Corp., Refunding RB, Series 2022, 1.00%, 11/01/45	$2,950	$3,381,942
New York City Municipal Water Finance Authority, Refunding RB
Series BB-1, 4.00%, 06/15/45	18,705	16,126,460
Series EE, 4.00%, 06/15/45	12,500	10,776,837
New York City Transitional Finance Authority Future Tax Secured Revenue, RB
5.25%, 11/01/43	5,000	5,255,150
Series A1, 5.00%, 08/01/38	2,500	2,571,270
Series E-1, 4.00%, 02/01/46	1,930	1,637,229
Sub-Series A-1, 5.00%, 08/01/40	5,000	5,111,940
Series B-1, Subordinate, 4.00%, 08/01/45	7,140	6,187,367
Series C, Subordinate, 4.00%, 05/01/45	6,500	5,613,192
Series C-1, Subordinate, 4.00%, 02/01/42	8,000	7,149,760
Series F-1, Subordinate, 4.00%, 02/01/38	1,700	1,562,822
New York Liberty Development Corp., Refunding RB
Series 1, 5.00%, 11/15/44(a)	3,055	2,673,702
Series A, 2.88%, 11/15/46	10,550	6,618,986
New York Power Authority, Refunding RB, Series A, 4.00%, 11/15/45	4,550	3,971,936
New York State Dormitory Authority, Refunding RB
Series 2022, 1.00%, 03/15/44	4,140	4,372,117
Series A, 4.00%, 03/15/40	3,325	3,023,353
Series A, 4.00%, 03/15/42	1,160	1,036,189
Series A, 4.00%, 03/15/43	1,765	1,570,467
Series E, 4.00%, 03/15/44	1,825	1,608,327
New York Transportation Development Corp., ARB, Series A, AMT, 5.25%, 01/01/50	8,300	7,642,233
New York Transportation Development Corp., RB, AMT, 5.00%, 10/01/35	3,275	3,172,185
Port Authority of New York & New Jersey, ARB Consolidated, 221st Series, AMT, 4.00%, 07/15/45 ..	3,000	2,536,152
Series 226, AMT, 5.00%, 10/15/39	2,500	2,523,972
Triborough Bridge & Tunnel Authority, RB, Series D-2, Senior Lien, 5.25%, 05/15/47	3,855	4,044,550

		120,440,351

Ohio — 4.2%
American Municipal Power, Inc., Refunding RB, Series A, 5.00%, 02/15/41	4,000	4,022,046
Buckeye Tobacco Settlement Financing Authority, Refunding RB, Series B-2, Class 2, 5.00%, 06/01/55	10,630	8,923,215
County of Montgomery Ohio, RB, Catholic Health Services, 5.45%, 11/13/23(b)	11,135	11,382,231
County of Montgomery Ohio, Refunding RB, 4.00%, 08/01/46	4,315	3,550,443
Ohio Turnpike & Infrastructure Commission, RB
Series A-1, Junior Lien, 5.25%, 02/15/32	1,950	1,961,885
Series A-1, Junior Lien, 5.25%, 02/15/33	2,730	2,746,639

		32,586,459

Oregon — 0.3%
Clackamas Community College District, GO Series A, 5.00%, 06/15/39	395	407,856

Security	Par (000)	Value

Oregon (continued)
Clackamas Community College District, GO (continued)
Series A, 5.00%, 06/15/40	$420	$433,004
Clackamas County School District No.12 North Clackamas, GO, CAB, Series A, (GTD), 0.00%, 06/15/38(c)	2,800	1,320,444

		2,161,304

Pennsylvania — 7.7%
Bucks County Industrial Development Authority, RB
4.00%, 07/01/46	255	179,301
4.00%, 07/01/51	150	98,318
Commonwealth Financing Authority, RB, 5.00%, 06/01/34	2,180	2,232,157
Pennsylvania Economic Development Financing Authority, RB
AMT, 5.00%, 12/31/34	7,115	6,995,269
AMT, 5.00%, 12/31/38	6,850	6,517,713
AMT, 5.00%, 06/30/42	8,805	8,219,318
Pennsylvania Economic Development Financing Authority, Refunding RB, Series A, 4.00%, 11/15/42	5,000	4,291,345
Pennsylvania Higher Educational Facilities Authority, Refunding RB, Series A, 5.25%, 09/01/50	6,075	5,971,925
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/38	1,775	1,785,306
Series A-1, 5.00%, 12/01/41	2,320	2,322,907
Series B, 5.00%, 12/01/40	4,920	4,937,392
Series C, 5.50%, 12/01/23(b)	1,565	1,602,297
Sub-Series B-1, 5.00%, 06/01/42	7,330	7,292,001
Series A, Subordinate, 5.00%, 12/01/44	5,000	4,900,720
Pennsylvania Turnpike Commission, Refunding RB, Series A-1, 5.00%, 12/01/40	2,165	2,166,845

		59,512,814

Puerto Rico — 4.4%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	1,334	1,115,944
Series A-1, Restructured, 5.00%, 07/01/58	2,007	1,717,031
Series A-2, Restructured, 4.78%, 07/01/58	214	177,460
Series A-2, Restructured, 4.33%, 07/01/40	2,372	2,012,713
Series B-1, Restructured, 4.75%, 07/01/53	1,302	1,083,737
Series B-1, Restructured, 5.00%, 07/01/58	15,757	13,497,730
Series B-2, Restructured, 4.33%, 07/01/40	12,433	10,462,531
Series B-2, Restructured, 4.78%, 07/01/58	1,261	1,040,201
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(c)	13,259	2,877,495

		33,984,842

Rhode Island — 1.2%
Tobacco Settlement Financing Corp., Refunding RB
Series B, 4.50%, 06/01/45	2,605	2,405,637
Series B, 5.00%, 06/01/50	7,465	7,262,758

		9,668,395

South Carolina — 6.6%
South Carolina Jobs-Economic Development Authority, RB
5.00%, 01/01/40(a)	2,630	2,269,992

S C H E D U L E O F I N V E S T M E N T S	4

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

South Carolina (continued)
South Carolina Jobs-Economic Development Authority, RB (continued)
5.00%, 11/01/43	$5,000	$5,023,375
5.00%, 04/01/44	285	247,940
4.00%, 04/01/49	270	193,318
5.00%, 04/01/49	765	646,532
4.00%, 04/01/54	580	401,720
5.00%, 04/01/54	1,385	1,148,924
7.50%, 08/15/62(a)	1,290	1,164,115
South Carolina Ports Authority, ARB
AMT, 5.25%, 07/01/25(b)	6,530	6,819,965
AMT, 5.00%, 07/01/38	3,380	3,375,843
South Carolina Public Service Authority, RB
Series A, 4.00%, 12/01/43	3,000	2,539,425
Series A, 5.50%, 12/01/54	11,450	11,473,186
South Carolina Public Service Authority, Refunding RB
5.00%, 12/01/38	5,870	5,871,485
Series B, 5.00%, 12/01/51	3,000	2,878,404
Series B, (AGM-CR), 5.00%, 12/01/56	7,155	7,035,741

		51,089,965

Tennessee — 0.7%
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB, Series A, 5.25%, 10/01/58	4,665	4,391,374
New Memphis Arena Public Building Authority, RB, CAB(c)
0.00%, 04/01/38	700	301,468
0.00%, 04/01/39	750	305,831
0.00%, 04/01/40	750	289,300

		5,287,973

Texas — 10.0%
Aldine Independent School District, Refunding GO, 5.00%, 02/15/42	9,700	9,994,589
City of Houston Texas Airport System Revenue, ARB, Series A, AMT, 6.63%, 07/15/38	1,295	1,295,119
City of Houston Texas Airport System Revenue, Refunding ARB, AMT, 5.00%, 07/15/27	710	698,615
City of Houston Texas Airport System Revenue, Refunding RB, Series A, AMT, 5.00%, 07/01/27	690	682,093
City of Lubbock Texas Electric Light & Power System Revenue, Refunding RB, 4.00%, 04/15/46	15,000	12,935,145
Dallas Area Rapid Transit, Refunding RB, Series B, Senior Lien, 5.00%, 12/01/47	9,480	9,813,639
Dallas Fort Worth International Airport, Refunding RB, Series F, 5.25%, 11/01/33	2,745	2,778,206
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(b)(c)	9,685	4,679,637
Midland County Fresh Water Supply District No.1, RB, CAB, Series A, 0.00%, 09/15/27(b)(c)	5,810	3,116,246
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(a)	1,385	1,184,175
North Texas Tollway Authority, Refunding RB, Series A, 5.00%, 01/01/39	9,080	9,260,746
Port Authority of Houston of Harris County Texas, ARB, 4.00%, 10/01/46	1,025	885,420

Security	Par (000)	Value

Texas (continued)
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	$960	$748,235
Series A, 5.00%, 07/01/53	1,180	1,110,227
Series B, 5.00%, 07/01/34	5,000	5,142,745
Tarrant County Cultural Education Facilities Finance Corp., Refunding RB, 5.25%, 12/01/39	2,095	2,139,590
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	820	683,208
Texas Private Activity Bond Surface Transportation Corp., RB, AMT, Senior Lien, 5.00%, 12/31/45	3,630	3,323,356
Texas State Technical College, RB, 5.50%, 08/01/42	3,335	3,460,870
Texas Water Development Board, RB, Series B, 4.00%, 10/15/43	4,315	3,933,433

		77,865,294

Utah — 2.0%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/43	3,490	3,380,536
Series A, AMT, 5.00%, 07/01/48	3,140	2,981,565
City of Salt Lake City Utah Airport Revenue, RB, Series A, AMT, 5.00%, 07/01/36	3,475	3,408,447
Intermountain Power Agency, Refunding RB, Series A, 5.00%, 07/01/44	5,000	5,174,115
Utah Charter School Finance Authority, RB(a)
Series A, 5.00%, 06/15/39	190	171,033
Series A, 5.00%, 06/15/49	380	322,224

		15,437,920

Vermont — 0.2%
Vermont Student Assistance Corp., RB, Series A, AMT, 3.38%, 06/15/36	2,225	1,922,847

Virginia — 0.3%
Tobacco Settlement Financing Corp., Refunding RB, Series B-1, 5.00%, 06/01/47	3,030	2,634,127

Washington — 2.2%
Port of Seattle, Refunding RB, AMT, Intermediate Lien, 5.00%, 08/01/47	4,350	4,092,732
Washington Health Care Facilities Authority, Refunding RB
5.00%, 10/01/38	8,200	8,512,912
Series B, 4.00%, 08/15/41	5,000	4,342,880

		16,948,524

Wisconsin — 5.4%
Public Finance Authority, RB
5.00%, 10/15/51(a)	650	532,855
Class A, 4.25%, 06/15/31(a)	270	234,743
Class A, 5.00%, 06/15/41(a)	895	738,504
Class A, 5.00%, 06/15/51(a)	590	450,451
Class A, 6.00%, 06/15/52	450	396,372
Class A, 6.13%, 06/15/57	505	445,164
Series A, 5.00%, 11/15/41	450	425,500
Public Finance Authority, Refunding RB(a)
5.00%, 09/01/39	100	85,171
5.00%, 09/01/49	145	114,334
5.00%, 09/01/54	660	507,332
University of Wisconsin Hospitals & Clinics Refunding RB, 4.00%, 04/01/46	7,000	5,917,303

5

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin (continued)
Wisconsin Health & Educational Facilities Authority, RB, 4.00%, 08/15/46	$3,000	$2,431,404
Wisconsin Health & Educational Facilities Authority, Refunding RB
5.00%, 04/01/44	7,350	7,489,474
Series A, 5.00%, 11/15/36	8,955	9,108,560
Series A, 5.00%, 11/15/39	12,650	12,782,180

		41,659,347

Total Municipal Bonds — 126.1% (Cost: $1,052,102,066)		977,937,598

Municipal Bonds Transferred to Tender Option Bond Trusts(e)

Alabama — 1.5%
Alabama Special Care Facilities Financing Authority- Birmingham, Refunding RB, Series B, 5.00%, 11/15/46	11,790	11,556,058

Arizona — 1.1%
City of Phoenix Civic Improvement Corp., ARB, AMT, Senior Lien, 5.00%, 07/01/43	8,500	8,357,323

Colorado — 0.8%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.25%, 12/01/43(f)	5,833	5,842,695

Florida — 4.0%
Central Florida Expressway Authority, RB, Series B, Senior Lien, 5.00%, 07/01/49	14,090	14,270,070
City of Miami Beach Florida, RB, 5.00%, 09/01/45	8,760	8,794,341
Pinellas County School Board, COP, Series A, 5.00%, 07/01/41	7,880	8,023,428

		31,087,839

Illinois — 5.8%
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/38	5,833	5,834,624
Series A, 5.00%, 01/01/40	7,621	7,762,822
Series A, 5.00%, 01/01/44	8,000	8,005,940
Series A, 5.00%, 01/01/46	10,470	10,538,165
Series B, 5.00%, 01/01/40	2,939	2,981,435
Series C, 5.00%, 01/01/36	10,000	10,186,604

		45,309,590

Kansas — 1.9%
Wyandotte County Unified School District No.500 Kansas City, GO, Series A, 5.50%, 09/01/47	13,470	14,524,572

Massachusetts — 2.7%
Commonwealth of Massachusetts, GO, Series E, 5.25%, 09/01/43	20,000	20,989,580

Security	Par (000)	Value

Michigan — 1.0%
Michigan Finance Authority, RB, Series A, 5.00%, 11/01/44	$5,591	$5,474,653
Michigan State Building Authority, Refunding RB, Series I, 5.00%, 10/15/45	2,410	2,436,250

		7,910,903

Nebraska — 1.2%
Omaha Public Power District, RB, Series A, 5.00%, 02/01/47	8,975	9,424,707

Nevada — 1.3%
County of Clark Nevada, GO, Series A, 5.00%, 06/01/43	9,730	10,010,471

New Jersey — 1.4%
Garden State Preservation Trust, RB, Series A, (AGM), 5.75%, 11/01/28	10,000	10,672,868

New York — 8.1%
Metropolitan Transportation Authority, RB, Sub- Series D-1, 5.25%, 11/15/44	9,850	9,599,608
New York City Municipal Water Finance Authority, Refunding RB
Series CC, 5.00%, 06/15/23	3,765	3,788,622
Series CC, 5.00%, 06/15/47	4,245	4,272,631
Series DD, 5.00%, 06/15/35	4,740	4,852,400
New York State Dormitory Authority, Refunding RB, Series A, 5.00%, 03/15/39	7,622	7,801,328
New York State Urban Development Corp., RB
5.00%, 03/15/41	7,790	8,079,667
5.00%, 03/15/43	10,000	10,307,570
Series A-1, 5.00%, 03/15/43	14,280	14,369,539

		63,071,365

Pennsylvania — 1.7%
Geisinger Authority, Refunding RB, Series A, 4.00%, 06/01/41	15,000	13,199,895

Virginia — 1.7%
Hampton Roads Transportation Accountability Commission, RB, Series A, Senior Lien, 5.50%, 01/01/28	11,740	12,960,532

Washington — 3.7%
Port of Seattle Washington, Refunding ARB, Series A, AMT, 5.00%, 05/01/43	15,500	14,944,813
State of Washington, GO, Series A-3, 5.00%, 08/01/47	13,395	13,962,329

		28,907,142

S C H E D U L E O F I N V E S T M E N T S	6

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI) (Percentages shown are based on Net Assets)

Security	Par (000)	Value

Wisconsin — 1.6%
Wisconsin Health & Educational Facilities Authority, Refunding RB, Series A, 5.00%, 11/15/39	$12,650	$12,782,181

Total Municipal Bonds Transferred to Tender Option Bond Trusts — 39.5% (Cost: $316,117,715)		306,607,721

Total Long-Term Investments — 165.6% (Cost: $1,368,219,781)		1,284,545,319

	Shares

Short-Term Securities

Money Market Funds — 1.5%
BlackRock Liquidity Funds, MuniCash, Institutional Class, 1.83%(g)(h)	12,153,643	12,152,427

Total Short-Term Securities — 1.5% (Cost: $12,152,427)		12,152,427

Total Investments — 167.1% (Cost: $1,380,372,208)		1,296,697,746

Other Assets Less Liabilities — 1.7%		12,387,909

Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (22.9)%		(177,437,372)

VRDP Shares at Liquidation Value, Net of Deferred Offering Costs — (45.9)%		(355,849,877)

Net Assets Applicable to Common Shares — 100.0%		$775,798,406

(a)

Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(b)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(c)	Zero-coupon bond.
(d)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(e)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(f)

All or a portion of the security is subject to a recourse agreement. The aggregate maximum potential amount the Fund could ultimately be required to pay under the agreement, which expires on June 1, 2026, is $3,075,710.

(g)	Affiliate of the Fund.
(h)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 07/31/22	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 10/31/22	Shares Held at 10/31/22	Income	Capital Gain Distributions from Underlying Funds

BlackRock Liquidity Funds, MuniCash, Institutional Class	$3,050,831	$9,102,501	(a)	$—	$(600)	$(305)	$12,152,427	12,153,643	$32,670	$—

(a)	Represents net amount purchased (sold).

Derivative Financial Instruments Outstanding as of Period End

Futures Contracts

Description	Number of Contracts	Expiration Date	Notional Amount (000)	Value/ Unrealized Appreciation (Depreciation)

Short Contracts
10-Year U.S. Treasury Note	273	12/20/22	$30,218	$643,724
U.S. Long Bond	451	12/20/22	54,515	2,582,623
5-Year U.S. Treasury Note	247	12/30/22	26,340	354,214

				$3,580,561

7

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;

•

Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and

•

Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total

Assets
Investments
Long-Term Investments
Municipal Bonds	$—	$977,937,598	$—	$977,937,598
Municipal Bonds Transferred to Tender Option Bond Trusts	—	306,607,721	—	306,607,721
Short-Term Securities
Money Market Funds	12,152,427	—	—	12,152,427

	$12,152,427	$1,284,545,319	$—	$1,296,697,746

Derivative Financial Instruments(a)
Assets
Interest Rate Contracts	$3,580,561	$—	$—	$3,580,561

(a)	Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:

	Level 1	Level 2	Level 3	Total

Liabilities
TOB Trust Certificates	$—	$(176,834,423)	$—	$(176,834,423)
VRDP Shares at Liquidation Value	—	(356,400,000)	—	(356,400,000)

	$—	$(533,234,423)	$—	$(533,234,423)

Portfolio Abbreviation

AGC	Assured Guaranty Corp.

AGC-ICC	Assured Guaranty Corp. – Insured Custody Certificate

AGM	Assured Guaranty Municipal Corp.

AGM-CR	AGM Insured Custodial Receipt

AMBAC	AMBAC Assurance Corp.

AMT	Alternative Minimum Tax

Portfolio Abbreviation (continued)

ARB	Airport Revenue Bonds

CAB	Capital Appreciation Bonds

COP	Certificates of Participation

GO	General Obligation Bonds

GTD	GTD Guaranteed

M/F	Multi-Family

S C H E D U L E O F I N V E S T M E N T S	8

Schedule of Investments (unaudited) (continued) October 31, 2022	BlackRock MuniYield Quality Fund III, Inc. (MYI)

Portfolio Abbreviation (continued)

NPFGC	National Public Finance Guarantee Corp.

NPFGC-IBC	National Public Finance Guarantee Corp. — Insured Bond Certificate

PSF	Permanent School Fund

RB	Revenue Bond

SAB	Special Assessment Bonds

9